OTHER EXPENSES, NET - Schedule of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Balance at beginning of period	$ 15,324	$ 14,124	$ 12,667
Provision during the period	1,853	1,200	1,457
Balance at end of period	$ 17,177	$ 15,324	$ 14,124